Share-Based Compensation Expenses (Details Textual) - CNY (¥)		12 Months Ended
	Jan. 03, 2017	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost		¥ 86,614,000
Weighted average period recognized or expected		1 year 4 months 6 days
Share awards granted on January 3, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized compensation expenses		¥ 15,886,067	¥ 39,715,168
2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granting options to purchase	187,933,730
Risk-free rate expected term	6 years
Terms of award	Years 2017 to 2019
2017 Share Incentive Plan [Member] | December 31, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	60.00%
2017 Share Incentive Plan [Member] | December 31, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	20.00%
2017 Share Incentive Plan [Member] | December 31, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	20.00%
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granting options to purchase		119,674,780
Terms of award		Years 2020 to 2022
2019 Option [Member] | December 31, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		50.00%
2019 Option [Member] | December 31, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		30.00%
2019 Option [Member] | December 31, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		20.00%
2018 Option [Member] | December 31, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate expected term		6 years